Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions

NOTE 3 – ACQUISITIONS

The acquisitions were each accounted for as business combinations which requires, among other things, that assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date on the balance sheet. Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill. The initial goodwill is subject to adjustment because the Company has not yet completed its evaluation and determination of the fair value of certain assets acquired and liabilities assumed. The Company has engaged a third-party valuation specialist to assist in the valuations and is in the process of completing its assessment of the fair value of assets acquired and liabilities assumed. The Company recorded provisional amounts based on initial measurements of the assets acquired and liabilities assumed. The provisional amounts and goodwill are subject to change, which could be significant. The Company will finalize the amounts recognized no later than one year from the acquisition date.

On May 9, 2018, the Company acquired 100% of the share capital of Cobuba based in Lancashire, England. Cohuba produces, sells and distributes interactive display panels designed to provide new learning and working experiences through high-quality technologies and solutions through in-room and room-to-room multi-devices multi-user collaboration. Although a development stage company with minimal revenues to date, we believe that Cohuba will enhance our software capability and product offerings. We purchased the Cohuba shares for 257,200 shares of the Company’s Class A common stock and 100 British pound sterling (US$138).

Assets acquired:
Cash	$1,038,368
Accounts receivable	12,114
Inventory	315,438
Other current assets	22,928
Property and equipment	4,321
Intangible assets	190,430
Total assets acquired	1,583,599
Total liabilities assumed	(148,285)

Net assets acquired	$1,435,314

Consideration paid:
Issuance of 257,200 shares of Class A common stock	$1,435,176
Cash	138

Total	$1,435,314

On June 22, 2018, the Company acquired 100% of the share capital of the Qwizdom Companies. The Qwizdom Companies develop software and hardware solutions that are quick to implement and designed to increase participation, provide immediate data feedback, and, most importantly, accelerate and improve comprehension and learning. We purchased the Qwizdom Companies’ shares for (1) $410,000 in cash, (2) issuance of an 8% promissory note of $656,000 (3) issuance of 142,857 shares of the Company’s Class A common stock, and (4) an annual earn-out payment at maximum of $410,000 based on 16.4% of future consolidated revenues as defined in the agreement from 2018 to 2020.

Assets acquired:
Cash	$239,698
Accounts receivable	662,636
Inventory	132,411
Other current assets	20,857
Property and equipment	299,525
Intangible assets	904,666
Goodwill	222,667
Total assets acquired	2,482,460
Total liabilities assumed	(177,890)

Net assets acquired	$2,304,570

Consideration paid:
Cash	$410,000
Promissory note	656,000
Issuance of 142,857 shares of Class A common stock	828,570
Earn out payable	410,000

Total	$2,304,570

On August 31, 2018, the Company acquired 100% of the share capital of EOS based in Arizona. EOS is in the business of providing technology consulting, training, and professional development services to create sustainable programs that integrate technology with curriculum in K-12 schools and districts. The Company purchased the EOS shares for 100,000 shares of the Company’s Class A common stock.

Assets acquired:
Cash	$32,269
Accounts receivable	89,871
Other current assets	4,543
Intangible assets	156,823
Goodwill	78,411
Total assets acquired	361,917
Total liabilities assumed	(7,917)

Net assets acquired	$354,000

Consideration paid:
Issuance of 100,000 shares of Class A common stock	$354,000

Total	$354,000

Unaudited Pro Forma Results Of Operations

The following table presents the unaudited consolidated condensed pro forma results of operations that reflect the acquisitions of Cohuba, Qwizdom Companies and EOS as if the acquisitions had occurred as of the first day of the period presented, adjusted for items that are directly attributable to the acquisitions. This information has been compiled from historical financial statements and is not necessarily indicative of the results that actual would have been achieved had the transaction already occurred or that may be achieved in the future.

For the nine months ended September 30, 2018

Revenues	$27,386,898
Cost of revenues	(20,564,256)
Operating expenses	(12,764,435)
Other income (expenses)	(670,053)
Net loss	$(6,611,846)

Net loss per common share	$(0.65)
Weighted average outstanding common shares – basic and diluted	10,142,046

The pro forma combined results of operations were adjusted to include Cohuba’s, Qwizdom Companies’ and EOS’ operating results for the period from January 1, 2018 to the day that the Companies were acquired by the Company. In addition, the pro forma results of operations were adjusted for the following expenses:

For the nine months ended September 30, 2018

Record amortization expense of intangible assets acquired	$75,000

NOTE 3 – ACQUISITIONS

Acquisition of Mimio

Effective April 1, 2016, pursuant to a membership interest purchase agreement, the Company acquired 100% of the membership interest in Mimio from Mim Holdings. As consideration, the Company issued a $2,000,000 unsecured convertible promissory note (the “Marlborough Note”) to Marlborough Trust. See Note 13.

Additionally, the Company assumed from Mim Holdings a $3,425,000 senior secured note (the “Skyview Note”) that is payable to Skyview Capital, LLC, (“Skyview”), the former equity owner of Mimio and interest accrued on the note. The Skyview Note was issued by Mim Holdings to Skyview on November 4, 2015 as payment for the acquisition of 100% of the membership equity of Mimio. See Note 10.

The Company’s financial statements include Mimio’s assets and liabilities at the historical cost of Mim Holdings. Mimio was acquired by Mim Holdings on November 4, 2015. Mim Holdings accounts for acquired businesses using the acquisition method of accounting, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date. Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill.

The following table shows the purchase price, acquisition-date fair values of the assets acquired and liabilities assumed and calculation of goodwill utilizing the information at November 4, 2015, when Mim Holdings acquired Mimio. Subsequently on April 1, 2016, the Company acquired Mimio from Mim Holdings in a transaction between entities under common control. Accordingly, the purchase price allocation reflects the fair value as of the date acquired by Mim Holdings. Upon acquisition by the Company, these amounts were recorded on the historical cost basis of Mim Holdings.

Assets acquired:
Current assets	$6,677,842
Intangible assets	179,722
Goodwill	44,931
Total assets	6,902,495
Total liabilities	(3,477,495)

Net assets acquired	$3,425,000

Acquisition of Genesis

On May 12, 2016, Vert Capital contributed 100% of the membership interests in Genesis to the Company. In connection with the Company’s acquisition of Genesis, the former members of Genesis received 1,000,000 shares of the Company’s Series B Preferred Stock which automatically converted into 370,040 shares that represent 4.0% of the Company’s fully diluted common stock as defined in the agreement at the IPO date. Upon completion of the Company’s initial public offering, an aggregate of 250,000 shares of the Company’s non-voting convertible Series A preferred stock were issued to Vert Capital. Such 250,000 shares of the Company’s non-voting convertible Series A preferred stock will automatically convert into 398,406 shares of our Class A common stock on November 30, 2018, which is one year from the date of the Company’s initial public offering.

Common Control Transactions

The acquisitions of Mimio and Genesis were considered as transfers of businesses between entities under common control; and therefore, the assets acquired and liabilities assumed were transferred at historical cost of Vert Capital. Because the acquisitions were common control transactions in which the Company acquired businesses, the Company’s historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, and cash flows of Mimio and Genesis as if the Company owned Mimio and Genesis for all periods presented from the date Mimio, Genesis and the Company were under common control, which was November 4, 2015 and October 31, 2013, respectively.

Acquisition of Boxlight Group

On July 18, 2016, the Company acquired 100% of the equity interest of Boxlight Group, under the terms of a Share Purchase Agreement entered into on May 10, 2016 with Everest Display, Inc. (“EDI”). Under the terms of the share purchase agreement, Boxlight Holdings, Inc., a newly formed Delaware subsidiary of Boxlight Corporation acquired the equity of Boxlight Group. The Company issued to EDI 270,000 shares of Series C Preferred Stock, that has a stated or liquidation value of $20.00 per share. Upon completion of Boxlight Corporation’s IPO and the listing of its Class A common stock on the Nasdaq Capital Market, the Series C Preferred Stock was automatically converted into 2,055,873 shares of Class A common stock. Such converted shares of Class A common stock issued to EDI or its subsidiaries represented approximately 22.22% of Boxlight Corporation’s fully-diluted common stock upon the Company’s IPO, excluding shares issued for private placements and debt conversions.

Under the terms of the share purchase agreement, as amended on September 28, 2016, Boxlight Corporation agreed to pay EDI approximately $5.75 million of accrued accounts payable owed by Boxlight Group to EDI at September 28, 2016, in the manner set forth below.

(1)	$1,000,000 was paid at the closing of the acquisition out of the net proceeds of a note issued to Hitachi Capital America Corp. (See Note 10);

(2)	An additional $1,500,000 of the $5.75 million owed to EDI was to be paid by Boxlight Corporation and its subsidiaries in six monthly installments of $250,000 each, commencing 30 days after the initial $1,000,000 payment paid at closing. However, in view of the fact that such installment payments could not then be made by the Company, EDI agreed to convert $1,500,000 accounts payable into 238,095 shares of Boxlight’s Class A common stock in June 2017.

(3)	$2,000,000 of the unpaid balance of the account payable was settled with a 4% non-negotiable convertible promissory note of Boxlight Corporation payable to EDI, together with accrued interest, on March 31, 2019 (the “EDI Note”). In August 2017, the EDI Note was converted into 327,027 shares of Boxlight Corporation’s Class A common stock at a conversion price of $6.30 pursuant to an agreement. The Company recorded no gain or loss from the conversion.

On the acquisition date, the Company recognized the assets acquired and liabilities assumed from Boxlight Group at their fair value and the excess in purchase price over these values was allocated to goodwill. The estimated fair values of consideration paid, assets acquired and liabilities assumed were determined based on third-party valuation reports provided by specialists.

The following table shows the purchase price, estimated acquisition-date fair values of the assets acquired and liabilities assumed and calculation of goodwill for Boxlight Group utilizing the information at acquisition date.

Assets acquired:
Current assets	$5,737,836
Property and equipment	65,866
Intangible assets	7,000,000
Other assets	514,696
Goodwill	4,137,060
Total assets acquired	17,455,458
Total liabilities assumed	(9,212,161)

Net assets acquired	$8,243,297

Consideration paid:
Issuance of 270,000 shares of Series C preferred stock	$8,828,353
Preexisting net payable to Boxlight Group	(585,056)

Total	$8,243,297

The Company valued the Series C Preferred shares issued to EDI based on an entity value of the Company of approximately $39,700,000 and 270,000 shares of the Series C Preferred Stock represents approximately 22.22% of ownership of the Company.

Unaudited Pro Forma Results Of Operation

The following table presents the unaudited condensed pro forma results of operations that reflect the acquisition of Boxlight Group as if the acquisition had occurred as of the first day of the period presented, adjusted for items that are directly attributable to the acquisition. This information has been compiled from historical financial statements and is not necessarily indicative of the results that actually would have been achieved had the transaction already occurred or that may be achieved in the future.

(in thousands)	For the year ended December 31, 2016

Revenues	$25,391
Cost of revenues	(16,809)
Operating expenses	(11,240)
Other incomes (expenses)	(1,036)
Income tax expense	-
Net loss	$(3,694)

Net loss per common share	$(0.86)
Weighted average outstanding common shares – basic and diluted	4,299,315

The pro forma combined results of operations were adjusted to include Boxlight Group’s operating results for the period from January 1, 2016 to July 18, 2016 since Boxlight Group was acquired by the Company on July 18, 2016. In addition, the pro forma results of operations were adjusted for the following expenses:

(in thousands)	For the year ended December 31, 2016

Record amortization expense of intangible assets acquired from Boxlight Group	$385

The Company issued 270,000 shares of Series C preferred stock to the previous owners of Boxlight Group. These shares were automatically converted into Class A common stock upon completion of the Company’s IPO and listing on NASDAQ in November 2017.